BUSINESS AND BASIS OF PRESENTATION - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding	9 Months Ended
	Dec. 31, 2018 item T	Jan. 11, 2018	Sep. 23, 2014
Business And Basis Of Presentation [Line Items]
Number of vessels owned and operated by the entity | item	41
Average age of the fleet	6 years 10 months 24 days
Heroic Andromeda Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,603
Heroic Aquarius Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Auriga Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	48,012
Heroic Avenir Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Corona Borealis Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,501
Heroic Equuleus Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,483
Heroic Gaea Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Hera Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Hercules Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Hologium Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Hydra Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,498
Heroic Leo Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Libra Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Lyra Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Octans Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,476
Heroic Pegasus Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,501
Heroic Perseus Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Pisces Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Rhea Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,527
Heroic Sagittarius Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Scorpio Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Scutum Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,549
Heroic Serena Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Tucana Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,510
Heroic Uranus Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
Heroic Virgo Inc.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	51,542
White Boxwood Shipping S.A.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
White Holly Shipping S.A.
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
CVI Atlantic Breeze, LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
CVI Citron, LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,999
CVI Citrus, LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	49,995
DSS 1 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	159,018
DSS 2 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	159,056
DSS 5 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	159,068
DSS 6 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	159,000
DSS 7 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,734
DSS 8 LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,658
DSS A LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,537
DSS B LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,465
DSS C LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,493
DSS D LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	158,615
NT Suez One LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	157,463
NT Suez Two LLC
Business And Basis Of Presentation [Line Items]
Dead Weight Tonnage ("dwt")	157,543
Medium range ("MR") product carriers
Business And Basis Of Presentation [Line Items]
Number of vessels owned and operated by the entity | item	31
Suezmax crude carriers
Business And Basis Of Presentation [Line Items]
Number of vessels owned and operated by the entity | item	10
Number of vessels owned and operated through a joint venture | item	2
NT Suez Holdco LLC
Business And Basis Of Presentation [Line Items]
Percentage of ownership			51.00%
Diamond Anglo Ship Management Pte. Ltd.
Business And Basis Of Presentation [Line Items]
Percentage of ownership		51.00%